Restructuring Reversals (Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring charges (note 15)	$ 0	$ 4,622	$ 303	$ 7,010
Restructuring liability	$ 900		$ 900		$ 2,400